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UBS Index Trust
51 West 52nd Street
New York, New York 10019-6114

October 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  UBS Index Trust (the "Registrant")
     File Nos. 333-27917 and 811-8229

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named Registrant hereby certifies that:

(a) the form of Statement of Additional Information dated September 29, 2004 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant's registration statement on Form N-1A, which is the most recent amendment to the Registrant's registration statement filed with the Commission;

(b) the text of Post-Effective Amendment No. 10 was filed electronically with the Commission on September 29, 2004.

If you have any questions regarding the foregoing, please call me at 212-882 5572.



Sincerely,

/s/ James Capezzuto

James Capezzuto

Vice President and Assistant Secretary